Lincoln Life & Annuity Company of New York:

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated May 1, 2009

To the Product Prospectus for:

Lincoln SVUL Elite Series

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.

The following information is added to page one of your product prospectus:

•      BlackRock Variable Series Fund, Inc.

•      DWS Variable Series II

•      PIMCO Variable Insurance Trust

The following information is added to the “Funds” section of your prospectus:

AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.

•      AllianceBernstein VPS Global Thematic Growth Portfolio (Class A): Maximum capital appreciation.
(formerly AllianceBernstein VPS Global Technology Portfolio)

BlackRock Variable Series Fund, Inc., advised by BlackRock Advisors, LLC and subadvised by BlackRock Investment Management, LLC

•      BlackRock Global Allocation V.I. Fund (Class I): High total return.
This fund will be available on or about May 18, 2009. Consult your financial advisor.

Delaware VIP Trust, advised by Delaware Management Company

•      Limited-Term Diversified Income Series (Standard Class): Total return.
(formerly Capital Reserves Series)

DWS Variable Series II, advised by Deutsche Asset Management Inc. and subadvised by RREEF America L.L.C.

•      DWS Alternative Asset Allocation Plus VIP (Class A): Capital appreciation.
This fund will be available on or about May 18, 2009. Consult your financial advisor.

Franklin Templeton Variable Insurance Products Trust, advised by Templeton Global Advisors Limited

•      Templeton Global Bond Securities Fund (Class 1): High current income.
(formerly Templeton Global Income Securities Fund)

Janus Aspen Series, advised by Janus Capital Management LLC

•      Enterprise Portfolio (Service Class): Long-term growth.
(formerly Mid Cap Growth Portfolio)

•      Worldwide Portfolio (Service Shares): Long-term growth.

(formerly Worldwide Growth Portfolio)

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•      LVIP Delaware Foundation Aggressive Allocation Fund (Standard Class): Long-term capital growth.
(Subadvised by Delaware Management Company)
This fund will not be available until the merger with the LVIP UBS Global Asset Allocation Fund is complete.

•      LVIP Global Income Fund (Standard Class): Current income consistent with preservation of capital.
(Subadvised by Mondrian Investment Partners Limited and Templeton Investment Counsel, LLC)
This fund will be available on or about May 18, 2009. Consult your financial advisor.

•      LVIP UBS Global Asset Allocation Fund (Standard Class): Total return.
(Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global AM))
The Board of Trustees of the Lincoln Variable Insurance Products Trust has approved a reorganization pursuant to which the assets of the LVIP UBS Global Asset Allocation Fund would be acquired and the liabilities of such fund would be assumed by the LVIP Delaware Foundation® Aggressive Allocation Fund in exchange for shares of the LVIP Delaware Foundation® Aggressive Allocation Fund. This reorganization is subject to the approval of the LVIP UBS Global Asset Allocation Fund’s shareholders. This reorganization is expected to occur in June 2009.

PIMCO Variable Insurance Trust, advised by PIMCO

•      PIMCO VIT Commodity Real Return Strategy Portfolio (Administrative Class): Maximum real return.
This fund will be available on or about May 18, 2009. Consult your financial advisor.

Putnam Variable Trust, advised by Putnam Investment Management, L.L.C.

•      Global Health Care Fund (Class IB): Capital appreciation.
(formerly Health Sciences Fund)

Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

Fund	Management Fees	12(b)1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses Without waivers or reductions	Total waivers and reductions	Total Fund operating expenses with waivers and reductions
BlackRock Global Allocation V.I. Fund (Class 1)	0.65%	0.00%	0.15%	0.00%	0.80%
DWS Alternative Asset Allocation Plus VIP Portfolio (Class A)(1)(2)(3)(4)(5)	0.20%	0.00%	0.33%	1.35%	1.88%	(0.32)%	1.56%
LVIP Delaware Foundation Aggressive Allocation Fund (Standard Class)(6)(7)	0.75%	0.00%	0.11%	0.03%	0.89%	(0.13)%	0.76%
LVIP Global Income Fund (Standard Class)(8)(9)	0.65%	0.00%	0.19%	0.00%	0.84%	(0.09)%	0.75%
PIMCO VIT Commodity Real Return Strategy Portfolio (Administrative Class)(10)(11)(12)(13)(14)	0.74%	0.15%	0.17%	0.09%	1.15%	(0.09)%	1.06%

(1) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 0.33% for Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(2) “Other Expenses” are based on estimated amounts for the current fiscal year.  Actual expenses may be different.  Includes 0.10% administration fee.

(3) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 0.58% for Class B, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(4) Through September 30, 2009, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s operating expenses at 0.51% for Class A, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest.

(5) Management fee has two components: (i) a fee on assets invested in other DWS funds; and (ii) a fee on assets not invested in other DWS funds (“Other Assets”).  The Advisor currently intends to invest substantially all the assets of the portfolio in other DWS funds.  However, in the future, the portfolio may invest a larger portion, or all, of its assets in Other Assets.  If the portfolio’s assets are entirely invested in Other Assets, the management fee would be 1.20% of average daily net assets.  However, in such a situation, the Acquired Fund (Underlying Fund) Fees and Expenses are expected to decrease.  The Advisor will waive 0.15% of the management fee until the portfolio reaches $50 million in assets and the Advisor’s global tactical asset allocation overlay strategy is implemented.

(6) “Other Expenses, “Acquired Fund Fees and Expenses” and Annual Fund Operating Expenses” in connection with the fund and funds (Pro Forma) have been estimated since the fund has not yet commenced. The advisor has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund in excess of $100 million. This waiver will continue at least through April 30, 2010, and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(7) The adviser has contractually agreed to reimburse the fund to the extent that the fund’s Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.73% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(8) The advisor has contractually agreed to waive 0.05% of its advisory fee for the fund.  The waiver will continue at least through April 30, 2010, and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(9) “The adviser has contractually agreed to reimburse the fund to the extent that the fund’s Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.75% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless the adviser provides written notice of termination to the fund.

(10) “Management Fees” reflect an advisory fees and a supervisory and administrative fees payable by the Fund to PIMCO.

(11) “Other Expenses” reflect interest expense.  Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investment, such as reverse repurchase agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio’s use of those investments (like reverse repurchase agreements) as an investment strategy.

(12) The Total Annual Portfolio Operating Expenses do not match the Ratio of Expense to Average Net Assets of the Portfolio, as set forth in the Financial Highlights table of the shareholder report, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Portfolio and does not include Underlying Fund Expenses.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO management fee at the annual rates of 0.69% of its net assets.

(14) PIMCO has contractually agreed to waive the management fee and administration fee it received from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary as described.  This waiver may not be terminated by PIMCO and will remain in effect as long as PIMCO’s contract with the Subsidiary is in place.

Lincoln Life & Annuity Company of New York:

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Supplement Dated May 1, 2009

To the Product Prospectus for:

Lincoln SVUL

The information in this supplement updates and amends certain information contained in the last Product Prospectus you received.  Keep this supplement with your Prospectus for reference.

Lincoln Life has created and made available to you new Sub-Accounts which purchase shares of the funds listed below.  Those funds are referred to as “underlying funds”.  Please refer to the prospectus for each underlying fund, which is included in Part 2, for comprehensive information on the underlying funds.  The following information is added to the “Funds” section of your prospectus:

AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.

•                  AllianceBernstein VPS Global Thematic Growth Portfolio (Class A): Maximum capital appreciation.
(formerly AllianceBernstein VPS Global Technology Portfolio)

Janus Aspen Series, advised by Janus Capital Management LLC

•                  Enterprise Portfolio (Service Class): Long-term growth.
(formerly Mid Cap Growth Portfolio)

•                  Worldwide Portfolio (Institutional Shares): Long-term growth.
(formerly Worldwide Growth Portfolio)

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•                  LVIP Delaware Foundation Aggressive Allocation Fund (Standard Class): Long-term capital growth.
(Subadvised by Delaware Management Company)

This fund will not be available until the merger with the LVIP UBS Global Asset Allocation Fund is   complete.

•                  LVIP UBS Global Asset Allocation Fund (Standard Class): Total return.
(Subadvised by UBS Global Asset Management (Americas) Inc. (UBS Global AM))

The Board of Trustees of the Lincoln Variable Insurance Products Trust has approved a reorganization pursuant to which the assets of the LVIP UBS Global Asset Allocation Fund would be acquired and the liabilities of such fund would be assumed by the LVIP Delaware Foundation® Aggressive Allocation Fund in exchange for shares of the LVIP Delaware Foundation® Aggressive Allocation Fund. This reorganization is subject to the approval of the LVIP UBS Global Asset Allocation Fund’s shareholders. This reorganization is expected to occur in June 2009.

Putnam Variable Trust, advised by Putnam Investment Management, L.L.C.

•                  Global Health Care Fund (Class IB): Capital appreciation.
(formerly Health Sciences Fund)

Fund Expenses:  The following information is added to the “Portfolio Expense Table” in your product prospectus.

Fund	Management Fees	12(b)1 Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses Without waivers or reductions	Total waivers and reductions	Total Fund operating expenses with waivers and reductions
LVIP Delaware Foundation Aggressive Allocation Fund (Standard Class)(1)(2)	0.75%	0.00%	0.11%	0.03%	0.89%	(0.13)%	0.76%

(1) “Other Expenses, “Acquired Fund Fees and Expenses” and Annual Fund Operating Expenses” in connection with the fund and funds (Pro Forma) have been estimated since the fund has not yet commenced. The advisor has contractually agreed to waive the following portion of its advisory fee for the fund: 0.10% of average daily net assets of the fund in excess of $100 million. This waiver will continue at least through April 30, 2010, and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.

(2) The adviser has contractually agreed to reimburse the fund to the extent that the fund’s Total Annual Fund Operating Expenses (excluding underlying fund fees and expenses) exceed 0.73% of average daily net assets. The agreement will continue at least through April 30, 2010 and renew automatically for one-year terms unless the advisor provides written notice of termination to the fund.